Consolidated Statements of Shareholders' Equity - USD ($)	Issued capital [member]	Other reserves [member]	Warrant Reserves [member]	Convertible loan note reserve [member]	Retained earnings [member]	Translation reserve [member]	Total
Balance at Mar. 31, 2021	$ 111,629,173	$ 636,313	$ 861,214	$ 8,370,836	$ (106,003,753)	$ (10,174,375)	$ 5,319,408
Balance, shares at Mar. 31, 2021	10,351,020
Convertible loan note and warrant interest			546,318	444,918	(991,236)
Convertible loan note conversion	$ 8,876,397			(8,876,397)
Convertible loan note conversion, shares	4,847,483
Currency translation on Convertible Loan note conversion				654,833			654,833
Transfer between equity reserves			594,190	(594,190)
Options charge		1,737,876					1,737,876
Options forfeiture		(19,149)					(19,149)
Warrants Exercised	$ 3,470,940		(2,010,030)				1,460,910
Warrants Exercised, shares	5,946,271
Warrants charge			61,721				61,721
Total transactions	$ 12,347,337	1,718,727	(807,801)	(8,370,836)	(991,236)		3,896,191
Total transactions, shares	10,793,754
Loss for the period					(5,431,045)		(5,431,045)	[1]
Currency translation						(837,152)	(837,152)
Total comprehensive income					(5,431,045)	(837,152)	(6,268,197)	[1]
Balance at Mar. 31, 2022	$ 123,976,510	2,355,040	53,413		(112,426,034)	(11,011,527)	2,947,402
Balance, shares at Mar. 31, 2022	21,144,774
Issuance of shares fundraising net	$ 7,323,354						7,323,354
Issuance of shares fundraising net, shares	4,341,500
Expenses settled in shares	$ 86,028						86,028
Expenses settled in shares, shares	33,500
Options charge		1,286,128					1,286,128
Options forfeiture		(12,412)					(12,412)
Warrants charge			28,963				28,963
Total transactions	$ 7,409,382	1,273,716	28,963				8,712,061
Total transactions, shares	4,375,000
Loss for the period					(13,271,685)		(13,271,685)
Currency translation						(441,015)	(441,015)
Total comprehensive income					(13,271,685)	(441,015)	(13,712,700)
Balance at Mar. 31, 2023	$ 131,385,892	3,628,756	82,376		(125,697,719)	(11,452,542)	(2,053,237)
Balance, shares at Mar. 31, 2023	25,519,774
Issuance of shares fundraising net	$ 6,208,508						6,208,508
Issuance of shares fundraising net, shares	4,159,270
Expenses settled in shares	$ 2,368,287						2,368,287
Expenses settled in shares, shares	1,557,272
Issuance of shares, related party loan conversion	$ 3,150,000						3,150,000
Issuance of shares related party loan conversions, shares	2,100,000
Options charge		1,121,273					1,121,273
Options forfeiture		(1,419)					(1,419)
Warrants charge			11,372				11,372
Total transactions	$ 11,726,795	1,119,854	11,372				12,858,021
Total transactions, shares	7,816,542
Loss for the period					(16,825,461)		(16,825,461)
Currency translation						141,095	141,095
Total comprehensive income					(16,825,461)	141,095	(16,684,366)
Balance at Mar. 31, 2024	$ 143,112,687	$ 4,748,610	$ 93,748		$ (142,523,180)	$ (11,311,447)	$ (5,879,582)
Balance, shares at Mar. 31, 2024	33,336,316

[1]	Refer to Note 2A and 18A